Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 3,159,723	$ 3,280,261
Less: accumulated depreciation	(2,617,338)	(2,609,223)
Property and equipment, net	542,385	671,038
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	742,519	849,444
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	10,799	10,645
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	33,115	32,643
Testing equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	225,714	270,569
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,147,576	$ 2,116,960